Loan Servicing Assets - Summary of Mortgage Servicing Rights (Detail) - Mortgage Servicing Assets [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Beginning of year servicing rights:	$ 1,850	$ 2,125	$ 2,271
Amounts capitalized	694	388	587
Amortization	(821)	(663)	(733)
End of year	$ 1,723	$ 1,850	$ 2,125